LONG-TERM DEBT - Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details) $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 17, 2024 CAD ($)	Jul. 06, 2024 CAD ($)	Jun. 28, 2024 CAD ($)	Apr. 18, 2024 CAD ($)	Jan. 12, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 12,060,000,000							$ 9,903,000,000
Less current portion loans and borrowings	(1,525,000,000)							(650,000,000)
Total non-current loans and borrowings	10,535,000,000							9,253,000,000
Credit facilities | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 3,525,000,000
Nominal interest rate	5.35%	5.35%
Carrying value	$ 1,148,000,000							778,000,000
Revolving Unsecured Credit Facility Maturing in June 2029 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	1,500,000,000					$ 1,500,000,000
Revolving unsecured credit facility maturing in june 2027 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	1,000,000,000
Non-Revolving Term Loan Facility Maturing in May 2025 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250
Operating facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	50,000,000					$ 50,000,000
Revolving Unsecured Credit Facility Maturing in December 2025, Instrument One | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 270,000,000
Revolving Unsecured Credit Facility Maturing in December 2025, Instrument Two | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		240
Variable Rate Debt Hedged Using Interest Rate Swap | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250							$ 250
Nominal interest rate	1.47%	1.47%
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	4.75%	4.75%
Carrying value	$ 450,000,000							450,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	4.81%	4.81%
Carrying value	$ 600,000,000							600,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000
Nominal interest rate	3.54%	3.54%
Carrying value	$ 550,000,000							550,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	4.24%	4.24%
Carrying value	$ 600,000,000							600,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	3.71%	3.71%
Carrying value	$ 600,000,000							600,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	2.99%	2.99%
Carrying value	$ 0							650,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000
Nominal interest rate	4.74%	4.74%
Carrying value	$ 550,000,000							550,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	4.02%	4.02%
Carrying value	$ 650,000,000							650,000,000
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 800,000,000
Nominal interest rate	4.75%	4.75%
Carrying value	$ 800,000,000							800,000,000
Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	3.62%	3.62%
Carrying value	$ 650,000,000							650,000,000
Senior unsecured medium-term notes series 13 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 700,000,000
Nominal interest rate	4.54%	4.54%
Carrying value	$ 700,000,000							700,000,000
Senior unsecured medium-term notes series 15 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	3.31%	3.31%
Carrying value	$ 600,000,000							600,000,000
Senior unsecured medium-term notes series 16 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 400,000,000
Nominal interest rate	4.67%	4.67%
Carrying value	$ 400,000,000							400,000,000
Senior unsecured medium-term notes series 17 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	3.53%	3.53%
Carrying value	$ 500,000,000							500,000,000
Senior unsecured medium-term notes series 18 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	4.49%	4.49%
Carrying value	$ 500,000,000							500,000,000
Senior unsecured medium-term notes series 19 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0		$ 150,000,000	$ 300,000,000
Nominal interest rate	5.72%	5.72%
Carrying value	$ 0							300,000,000
Senior unsecured medium-term notes series 20 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 750,000,000				$ 150,000,000		$ 600,000,000
Nominal interest rate	5.02%	5.02%					5.02%
Carrying value	$ 750,000,000							0
Senior unsecured medium-term notes series 21 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000						$ 600,000,000
Nominal interest rate	5.21%	5.21%					5.21%
Carrying value	$ 600,000,000							0
Senior unsecured medium-term notes series 22 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 750,000,000				150,000,000		$ 600,000,000
Nominal interest rate	5.67%	5.67%					5.67%
Carrying value	$ 750,000,000							0
Senior unsecured medium-term notes series 23 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000				$ 650,000,000
Nominal interest rate	5.22%	5.22%			5.22%
Carrying value	$ 650,000,000							0
Total fixed rate loans and borrowings outstanding
Disclosure of detailed information about borrowings [line items]
Carrying value	10,900,000,000							9,100,000,000
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Carrying value	12,000,000							25,000,000
Subordinated notes, series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	4.80%	4.80%
Carrying value	$ 596,000,000							$ 596,000,000